Business Combination Under Common Control - Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination (Detail)	Dec. 31, 2016 ARS ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories	$ 334,968,425
Yguazu Cementos S.A. [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories	334,968,425
Trade accounts receivable	168,696,333
Other receivables	70,306,386
Cash and cash equivalents	383,117,765
Property, plant and equipment	3,567,695,547
Intangible assets	624,754
Trade accounts receivable	154,890
Other receivables	147,072,362
Trade and other payables	(588,216,706)
Borrowings	(2,720,945,978)
Payroll and social security payables	(9,095,047)
Tax liabilities	(20,353,819)
Deferred tax liabilities	(13,463,738)
Net Assets	$ 1,320,561,174